FAIR VALUE MEASUREMENTS - Financial Instruments not Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	$ 421,355	$ 281,531
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,137,426	462,103
Assets posted as collateral - Cash	0	0
Accounts receivable	0	55,279
Loans receivable	0	0
Total Assets	1,137,426	517,382
Accounts payable and accrued liabilities	0	281,531
Notes payable	0	0
Collateral payable — Cash	0	0
Payable to customers — Cash	0	0
Loans payable	0	0
Total Liabilities	0	281,531
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Assets posted as collateral - Cash	2,050	0
Accounts receivable	71,953	0
Loans receivable	642,671	476,620
Total Assets	716,674	476,620
Accounts payable and accrued liabilities	421,355	0
Notes payable	1,232,373	836,402
Collateral payable — Cash	22,180	74,995
Payable to customers — Cash	87,249	19,520
Loans payable	316,916	510,718
Total Liabilities	2,231,102	1,592,664
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Assets posted as collateral - Cash	0	0
Accounts receivable	0	0
Loans receivable	0	0
Total Assets	0	0
Accounts payable and accrued liabilities	0	0
Notes payable	0	0
Collateral payable — Cash	0	0
Payable to customers — Cash	0	0
Loans payable	0	0
Total Liabilities	0	0
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,137,426	462,103
Assets posted as collateral - Cash	2,050	0
Accounts receivable	71,953	55,279
Loans receivable	642,671	476,620
Total Assets	1,854,100	994,002
Accounts payable and accrued liabilities	421,355	281,531
Notes payable	1,150,287	845,186
Collateral payable — Cash	22,180	74,995
Payable to customers — Cash	87,249	19,520
Loans payable	316,916	510,718
Total Liabilities	2,147,432	1,881,395
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,137,426	462,103
Assets posted as collateral - Cash	2,050	0
Accounts receivable	71,953	55,279
Loans receivable	642,671	476,620
Total Assets	1,854,100	994,002
Accounts payable and accrued liabilities	421,355	281,531
Notes payable	1,232,373	836,402
Collateral payable — Cash	22,180	74,995
Payable to customers — Cash	87,249	19,520
Loans payable	316,916	510,718
Total Liabilities	$ 2,231,102	1,874,195
Galaxy Digital Holdings, LP
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities		281,531	$ 140,376
Payable to customers — Cash			3,442
Galaxy Digital Holdings, LP | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		462,103	316,610
Assets posted as collateral - Cash		0	2,091
Accounts receivable		55,279	60,929
Loans receivable		0	0
Total Assets		517,382	379,630
Accounts payable and accrued liabilities		281,531	140,376
Notes payable		0	0
Collateral payable — Cash		0	0
Payable to customers — Cash		0	0
Loans payable		0	0
Total Liabilities		281,531	140,376
Galaxy Digital Holdings, LP | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		0	0
Assets posted as collateral - Cash		0	0
Accounts receivable		0	0
Loans receivable		476,620	387,364
Total Assets		476,620	387,364
Accounts payable and accrued liabilities		0	0
Notes payable		836,402	342,161
Collateral payable — Cash		74,995	11,367
Payable to customers — Cash		19,520	3,442
Loans payable		510,718	93,069
Total Liabilities		1,441,635	450,039
Galaxy Digital Holdings, LP | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		0	0
Assets posted as collateral - Cash		0	0
Accounts receivable		0	0
Loans receivable		0	0
Total Assets		0	0
Accounts payable and accrued liabilities		0	0
Notes payable		0	0
Collateral payable — Cash		0	0
Payable to customers — Cash		0	0
Loans payable		0	0
Total Liabilities		0	0
Galaxy Digital Holdings, LP | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		462,103	316,610
Assets posted as collateral - Cash		0	2,091
Accounts receivable		55,279	60,929
Loans receivable		476,620	387,364
Total Assets		994,002	766,994
Accounts payable and accrued liabilities		281,531	140,376
Notes payable		845,186	408,053
Collateral payable — Cash		74,995	11,367
Payable to customers — Cash		19,520	3,442
Loans payable		510,718	93,069
Total Liabilities		1,731,950	656,307
Galaxy Digital Holdings, LP | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		462,103	316,610
Assets posted as collateral - Cash		0	2,091
Accounts receivable		55,279	60,929
Loans receivable		476,620	387,364
Total Assets		994,002	766,994
Accounts payable and accrued liabilities		281,531	140,376
Notes payable		836,402	342,161
Collateral payable — Cash		74,995	11,367
Payable to customers — Cash		19,520	3,442
Loans payable		510,718	93,069
Total Liabilities		$ 1,723,166	$ 590,415